Item 1. Report to Shareholders

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
November 30, 2003

Certified Semiannual Report

     This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                     6 Months      Year
                        Ended     Ended
                     11/30/03   5/31/03  5/31/02   5/31/01   5/31/00   5/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning of period   $  9.80   $  9.25  $  9.31   $  8.80   $  9.54   $ 10.39

Investment activities
  Net investment
  income (loss)          0.26*     0.57*    0.65*     0.67*     0.68*     0.70*

  Net realized and
  unrealized gain
  (loss)                (0.20)     0.56    (0.06)     0.51     (0.74)    (0.83)

  Total from
  investment
  activities             0.06      1.13     0.59      1.18     (0.06)    (0.13)

Distributions
  Net investment
  income                (0.26)    (0.58)   (0.65)    (0.67)    (0.68)    (0.70)

  Net realized
  gain                      -         -        -         -         -     (0.02)

  Total
  distributions         (0.26)    (0.58)   (0.65)    (0.67)    (0.68)    (0.72)

NET ASSET VALUE

End of period         $  9.60   $  9.80  $  9.25   $  9.31   $  8.80   $  9.54
                      ----------------------------------------------------------

Ratios/Supplemental Data

Total return ^         0.68%*    12.86%*   6.49%*    13.86%*   (0.63%)* (1.21%)*

Ratio of total
expenses to
average net assets     0.75%*!    0.80%*   0.80%*     0.80%*    0.80%*   0.80%*

Ratio of net
investment income
(loss) to average
net assets             5.49%*!    6.21%*   7.00%*     7.40%*    7.44%*   7.12%*

Portfolio turnover
rate                   93.4%!     92.9%    91.1%      98.1%     90.9%   140.8%

Net assets,
end of period
(in thousands)        $100,397  $111,480  $ 78,341  $ 61,721  $ 43,725 $ 50,822

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.80% contractual expense limitation in effect through 9/30/05, and expenses permanently waived (0.05% of average net assets) related to investments in T. Rowe Price mutual funds.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                        November 30, 2003

STATEMENT OF NET ASSETS ss.                          Par/Shares        Value
                                                              In thousands
CORPORATE BONDS AND NOTES  77.6%
Aerospace & Defense  1.7%

Boeing
          4.75%, 8/25/08                              $    175   $      180
          8.75%, 8/15/21                                   360          455

Bombardier Capital, 6.125%, 6/29/06                      1,000        1,065
                                                                      1,700
Airlines  0.7%
Qantas Airways, 144A, 5.125%, 6/20/13                      300          285

Southwest Airlines, 6.50%, 3/1/12                          350          379
                                                                        664

Automobiles and Related  7.3%

DaimlerChrysler
          6.50%, 11/15/13                                  150          154
          7.30%, 1/15/12                                   145          159

Ford Motor, 7.45%, 7/16/31                                 500          473

Ford Motor Credit
          6.50%, 1/25/07                                 1,500        1,574
          7.00%, 10/1/13                                   700          711
          7.375%, 2/1/11                                   300          314

General Motors, 8.375%, 7/15/33                          1,100        1,195

General Motors Acceptance Corp.
          6.125%, 8/28/07                                2,250        2,383
          6.875%, 9/15/11                                  250          261

Hertz, 4.70%, 10/2/06                                      100          100
                                                                      7,324
Banking  4.8%
Bank of Hawaii, 6.875%, 3/1/09                             350          369

Banknorth Capital Trust I, Series B,
          10.52%, 5/1/27                                   350          394

Capital One Bank, 5.75%, 9/15/10                           380          400

Capital One Financial, 6.25%, 11/15/13                     150          151

Citigroup, 6.00%, 10/31/33                                 340          339

Frost National Bank, 6.875%, 8/1/11                        375          423

Hudson United Bancorp
          7.00%, 5/15/12                                   250          279
          7.75%, 1/15/04                                   500          502
          8.20%, 9/15/06                                   285          315

MBNA America Bank, 144A, 6.75%, 3/15/08                    495          536

Popular North America, 4.25%, 4/1/08                  $    225   $      227

Suncorp-Metway, 144A, 4.625%, 6/15/13                      475          436

Union Planters, 4.375%, 12/1/10                            470          463
                                                                      4,834

Beverages  1.0%
Bottling Group, 2.45%, 10/16/06                            500          492

Panamerican Beverages, 7.25%, 7/1/09                       500          544
                                                                      1,036

Broadcasting  3.6%
AOL Time Warner, 7.625%, 4/15/31                         2,090        2,362

Chancellor Media, 8.00%, 11/1/08                           275          318

Time Warner, 6.875%, 6/15/18                               750          810

Univision Communications, 2.875%, 10/15/06                 155          154
                                                                      3,644

Building Products  0.5%
CRH America, 6.40%, 10/15/33                               500          509
                                                                        509

Cable Operators  4.4%

Comcast
          5.50%, 3/15/11                                 1,350        1,390
          5.85%, 1/15/10                                   300          317

Comcast Cable Communications
          6.75%, 1/30/11                                   725          803
          7.125%, 6/15/13                                  425          478

Cox Communications, 7.75%, 11/1/10                         450          526

Lenfest Communications, 10.50%, 6/15/06                    250          295

Shaw Communications, 144A, 7.40%, 10/17/07 (CAD)           700          557
                                                                      4,366

Conglomerates  0.6%

Tyco International
          5.80%, 8/1/06                                    300          314
          6.375%, 10/15/11                                 225          234
                                                                        548

Container  0.8%
Sealed Air, 144A, 5.375%, 4/15/08                          765          796
                                                                        796

Diversified Chemicals  0.6%
Dow Chemical, 6.125%, 2/1/11                               600          637

Electric Utilities  13.6%
American Electric Power, Series C,
          5.375%, 3/15/10                             $    225   $      233

Arizona Public Service, 4.65%, 5/15/15                     260          243

Black Hills, 6.50%, 5/15/13                                525          532

Centerpoint Energy, 144A, 7.25%, 9/1/10                    250          266

Cleco
          7.00%, 5/1/08                                    375          373
          8.75%, 6/1/05                                    625          648

ComEd Financing III, 6.35%, 3/15/33                        225          218

Constellation Energy Group, 4.55%, 6/15/15                 250          230

DPL, 6.875%, 9/1/11                                        700          730

Entergy Mississippi, 4.35%, 4/1/08                         225          226

FirstEnergy, 7.375%, 11/15/31                              850          880

Massey Energy, 144A, 6.625%, 11/15/10                      800          806

Monongahela Power Company, 5.00%, 10/1/06                  490          493

Nevada Power, Series B, 6.20%, 4/15/04                     250          252

Nisource Finance, 6.15%, 3/1/13                            700          743

Noram Energy, 6.50%, 2/1/08                                760          813

PEPCO Holdings, Common Stock, 4.00%, 5/15/10               225          214

Progress Energy, 7.10%, 3/1/11                             425          478

PSEG Energy Holdings, 8.625%, 2/15/08                      955        1,015

PSEG Power, 8.625%, 4/15/31                                325          417

Public Service of New Mexico, 4.40%, 9/15/08               490          495

Sempra Energy, 6.00%, 2/1/13                               335          351

Southern Cal Edison, Series 2003-B, 8.00%, 2/15/07         550          619

Texas-New Mexico Power, 144A, 6.125%, 6/1/08               250          252

TXU Energy, 7.00%, 3/15/13                                 700          770

Western Resources, 7.875%, 5/1/07                          745          844

XCEL Energy, 7.00%, 12/1/10                                490          553
                                                                     13,694

Electronic Components  0.4%
Motorola
          7.50%, 5/15/25                                   185          200
          8.00%, 11/1/11                                   185          214
                                                                        414

Energy  2.7%
El Paso Natural Gas Company, 7.625%, 8/1/10                250          248

Petroleos de Venezuela (PDVSA) Finance,
          6.80%, 11/15/08                                  405          377

Pioneer Natural Resources., 7.50%, 4/15/12            $    480   $      539

XTO Energy, 6.25%, 4/15/13                                 615          650

YPF Sociedad Anonima
          8.00%, 2/15/04                                   175          178
          10.00%, 11/2/28                                  625          665
                                                                      2,657

Entertainment and Leisure  0.3%
Royal Caribbean Cruises, 7.25%, 8/15/06                    310          327
                                                                        327

Exploration and Production  1.4%

Enron Oil & Gas, 6.70%, 11/15/06                           400          442

Kaneb Pipe Line Operating
          5.875%, 6/1/13                                   700          690
          7.75%, 2/15/12                                   250          277
                                                                      1,409

Finance and Credit  2.4%
Colonial Bank, 9.375%, 6/1/11                              425          478

Dime Capital Trust I, 9.33%, 5/6/27                        400          474

FBOP Capital Trust II, 144A, 10.00%, 1/15/09               800          860

Household Finance, 7.00%, 5/15/12                          250          283

PHH Corp., 6.00%, 3/1/08                                   300          320
                                                                      2,415

Food Processing  0.3%
Kraft Foods, 5.625%, 11/1/11                               275          287
                                                                        287

Food/Tobacco  1.2%

Imperial Tobacco Finance, 5.375%, 3/15/04 (EUR)            700          846

Philip Morris
          6.375%, 2/1/06                                    90           94
          7.75%, 1/15/27                                   200          209
                                                                      1,149

Gaming  0.8%
International Game Technology, 8.375%, 5/15/09             650          769
                                                                        769

Gas & Gas Transmission  1.9%
Buckeye Partners, 144A, 6.75%, 8/15/33                     500          516

Duke Capital, 6.75%, 7/15/18                               485          509

Kinder Morgan, 6.50%, 9/1/12                               375          409

Panhandle Eastern Pipe Line, 144A, 4.80%, 8/15/08     $    235   $      239
Southwest Gas, 8.375%, 2/15/11                             225          264
                                                                      1,937

Healthcare Services  0.3%
Highmark, 144A, 6.80%, 8/15/13                             265          286
                                                                        286

Insurance  5.5%
Ace Capital Trust II, 9.70%, 4/1/30                        260          337

AFLAC, 6.50%, 4/15/09                                      400          445

CIGNA
          6.375%, 10/15/11                                 200          211
          7.875%, 5/15/27                                  265          295

Fund American Companies, 5.875%, 5/15/13                    50           50

Jackson National Life Insurance, 144A,
          8.15%, 3/15/27                                   475          541

Mangrove Bay Trust, 144A, 6.102%, 7/15/33                  400          395

MIC Financing Trust I, 8.375%, 2/1/27                      830          901

NLV Financial, 144A, 7.50%, 8/15/33                        250          254

Ohio National Financial Services, 144A,
          6.35%, 4/1/13                                    225          233

Principal Mutual Life, 144A, 8.00%, 3/1/44                 200          210

Prudential, 4.50%, 7/15/13                                 200          189

Security Benefit Life, 144A, 7.45%, 10/1/33                200          199

Sun Life of Canada U.S. Capital Trust, 144A,
          8.526%, 5/29/49                                1,000        1,133

Travelers Property Casualty, 3.75%, 3/15/08                100          100
                                                                      5,493

Investment Dealers  0.1%
Franklin Resources, 3.70%, 4/15/08                          85           85
                                                                         85

Long Distance  1.9%
Sprint Capital
          6.875%, 11/15/28                                 750          705
          7.625%, 1/30/11                                1,125        1,236
                                                                      1,941

Media and Communications  1.8%
Belo Corporation
          7.125%, 6/1/07                                   110          122
          8.00%, 11/1/08                                   350          409

British Sky Broadcasting, 7.30%, 10/15/06                  200          219

Liberty Media, VR, 2.64%, 9/17/06                          160          162

News America

          6.75%, 1/9/38                               $    600   $      671
          7.625%, 11/30/28                                 225          261
                                                                      1,844

Metals and Mining  0.9%
Falconbridge Limited, 7.35%, 6/5/12                        250          281

Phelps Dodge, 8.75%, 6/1/11                                150          179

Placer Dome, 6.375%, 3/1/33                                225          225

WMC Finance USA, 5.125%, 5/15/13                           250          243
                                                                        928

Miscellaneous Consumer Products  0.2%
Masco, 5.875%, 7/15/12                                     225          240
                                                                        240

Paper and Paper Products  1.9%
Abitibi Consolidated, 6.95%, 12/15/06                      160          164

Celulosa Arauco Y Constitucion, 5.125%, 7/9/13             600          582

International Paper Company, VR, 5.85%, 10/30/12           450          466

SCA Coordination Center, 144A, 4.50%, 7/15/15              300          279

Weyerhaeuser Company, 7.375%, 3/15/32                      400          424
                                                                      1,915

Petroleum  0.7%
Devon Financing, 7.875%, 9/30/31                           135          159

Kern River Funding, 144A, 4.893%, 4/30/18                  367          363

PF Export Receivables Master Trust, Series A,
     144A, 6.436%, 6/1/15                                  205          199
                                                                        721

Railroads  1.3%
Canadian National Railway, 4.40%, 3/15/13                  340          325

Norfolk Southern, 6.00%, 4/30/08                           500          539

Union Pacific, 6.625%, 2/1/29                              400          425
                                                                      1,289

Real Estate  0.5%
Archstone-Smith Trust, 3.00%, 6/15/08                      110          105

Rouse, 8.43%, 4/27/05                                      350          374
                                                                        479

Retail  0.2%
JC Penney, 7.375%, 8/15/08                                 150          167
                                                                        167

Satellites  0.3%
Echostar Communications, 144A, 5.75%, 10/1/08         $    250   $      249
                                                                        249

Savings and Loan  1.2%
Chevy Chase Bank, 6.875%, 12/1/13                          125          126

Greenpoint Capital Trust I, 9.10%, 6/1/27                  375          417

Wester Capital Trust II, Series B, 10.00%, 4/1/27          550          656
                                                                      1,199

Services  0.4%
Waste Management
          7.375%, 5/15/29                                  250          278
          7.65%, 3/15/11                                   125          144
                                                                        422

Specialty Chemicals  0.2%
Chevron Phillips Chemical, 5.375%, 6/15/07                 225          237
                                                                        237

Specialty Retailers  0.8%
AutoZone
          4.375%, 6/1/13                                   105           98
          4.75%, 11/15/10                                  205          206

Lowes, 6.50%, 3/15/29                                      275          295

Office Depot, 6.25%, 8/15/13                               205          211
                                                                        810

Supermarkets  0.7%
Fred Meyer, 7.45%, 3/1/08                                  450          510

Kroger, 8.05%, 2/1/10                                      200          235
                                                                        745

Telephones  5.0%
British Telecommunications, VR, 8.375%, 12/15/10           625          749

Deutsche Telekom Finance Group
     VR, 8.25%, 6/15/05                                    325          353
     VR, 8.50%, 6/15/10                                  1,150        1,372

France Telecom, VR, 9.25%, 3/1/11                        1,225        1,461

Royal Koninkljke KPN, 8.00%, 10/1/10                       100          119

Telus Corporation, 7.50%, 6/1/07                           660          733

Verizon North, Series D, 144A, 5.604%, 1/1/22              250          244
                                                                      5,031

Transportation (excluding Rail Road)  0.0%
US Airways, Series CL-C, ETC, 8.93%, 4/15/08          $    348   $       35
                                                                         35

Wireless Communications  2.4%
AT&T Wireless Group, 8.75%, 3/1/31                         530          622

INTELSAT, 144A, 5.25%, 11/1/08                             125          127

Rogers Cantel, 9.75%, 6/1/16                             1,000        1,180

Vodafone Airtouch, 7.75%, 2/15/10                          400          470
                                                                      2,399

Wireline Communications  0.3%
Telefonica Europe, 7.75%, 9/15/10                          250          294
                                                                        294

Total Corporate Bonds and Notes (Cost  $75,331)                      77,925

ASSET-BACKED SECURITIES  0.3%
Auto-Backed  0.3%
SSB Auto Loan Trust, Series 2002-1, Class C,
          4.13%, 2/15/09                                   244          247

Total Asset-Backed Securities (Cost  $244)                              247

EQUITY AND CONVERTIBLE SECURITIES  4.9%
Bank and Trust  2.1%
AmSouth, Common Stock                                        7          156

Bank of America, Common Stock                                2          170

BB&T, Common Stock                                           4          157

Charter One Financial, Common Stock                          5          150

Citizens Banking, Common Stock                               2           76

Comerica, Common Stock                                       2          104

FleetBoston Financial, Common Stock                          5          203

J.P. Morgan Chase, Common Stock                              6          194

KeyCorp, Common Stock                                        6          153

National City, Common Stock                                  5          151

PNC Financial Services Group, Common Stock                   3          163

Regions Financial, Common Stock                              4          148

U.S. Bancorp, Common Stock                                   6          152

Union Planters, Common Stock                                 5          173
                                                                      2,150

Building and Real Estate  1.0%
CarrAmerica Realty, REIT                              $      5   $      146

Equity Office Properties Trust,
     Series B, Pfd. Conv. Stock
          5.25%, 2/15/08                                     5          221

Equity Residential, REIT                                     5          147

Reckson Associates Realty, Pfd. Conv. Stock
          7.625%, 12/31/49                                   6          149

Vornado Realty Trust, REIT                                   3          164

Weingarten Realty Investors, REIT                            4          158
                                                                        985

Computer Service & Software  0.0%
Juniper Networks, Conv. Notes, 4.75%, 3/15/07               24           25
                                                                         25

Electric Utilities  0.3%
Centerpoint Energy, Conv. Notes, 144A,
          3.75%, 5/15/23                                   150          160

PEPCO Holdings, Common Stock                                 5           84

PPL Energy, Conv. Notes, 144A, 2.625%, 5/15/23             110          109
                                                                        353

Financial Services  0.4%
Capital One Financial, Pfd. Conv. Stock,
          6.25%, 5/17/05 ^                                   5          232
Citigroup, Common Stock                                      4          188
                                                                        420

Insurance  0.3%
Hartford Financial Services Group,
     Pfd. Conv. Stock, 7.00%, 8/16/06                        5          286
                                                                        286

Integrated Petroleum - International  0.4%
BP ADR                                                       3          107

ChevronTexaco, Common Stock                                  2          113

Royal Dutch Petroleum ADS                                    4          179
                                                                        399

Media and Communications  0.1%
Liberty Media/Sprint PCS, Conv. Notes,
          4.00%, 11/15/29                                  100           68
                                                                         68

Miscellaneous Consumer Products  0.1%
UST, Common Stock                                            2           72
                                                                         72

Miscellaneous Materials  0.1%
Williams Companies, Pfd. Conv. Stock,
          9.00%, 2/16/2005                                   5           57

Telephones  0.1%
SBC Communications, Common Stock                      $      5   $      116
                                                                        116
Total Equity and Convertible
          Securities (Cost $4,656)                                    4,931

FOREIGN GOVERNMENT OBLIGATIONS &
AGENCY OBLIGATIONS  5.0%

National Republic of Bulgaria, FRN, FLIRB,
     STEP, 8.25%, 1/15/15                                  150          175

Petroleos Mexicanos, VR, 6.50%, 2/1/05                     750          786

Republic of Chile, 5.50%, 1/15/13                          200          205

Russian Federation, STEP, 5.00%, 3/31/30                   500          469

United Mexican States
          4.625%, 10/8/08                                1,000        1,004
          7.50%, 4/8/33                                    500          509
          8.125%, 12/30/19                               1,000        1,104
          9.875%, 2/1/10                                   600          753

Total Foreign Government
     Obligations/Agencies (Cost  $4,650)                              5,005

OPTIONS PURCHASED  0.0%

Capital One Financial
     25 Contracts (for 100 shares each),
          Put, 1/17/04 @ $30.00 *                            3            0
     25 Contracts (for 100 shares each),
          Put, 1/22/05 @ $35.00 *                            3            4

Total Options Purchased (Cost  $54)                                       4

OPTIONS WRITTEN  0.0%
Capital One Financial
     10 Contracts (for 100 shares each),
          Call, 1/22/05 @ $35.00 *                          (1)         (27)

Total Options Written (Cost  $(12))                                     (27)

DOMESTIC BOND MUTUAL FUNDS  10.3%
T. Rowe Price Institutional High Yield Fund, 8.29% p       964       10,379

Total Domestic Bond Mutual Funds (Cost  $10,106)                     10,379

MONEY MARKET FUNDS  1.0%
T. Rowe Price Reserve Investment Fund, 1.12% #           1,005        1,005

Total Money Market Funds (Cost $1,005)                                1,005

Total Investments in Securities
99.1% of Net Assets (Cost  $96,034)                              $   99,469

Other Assets Less Liabilities                                           928

NET ASSETS                                                       $  100,397
                                                                 ----------
Net Assets Consist of:
Undistributed net investment income (loss)                       $       45

Undistributed net realized gain (loss)                               (4,797)

Net unrealized gain (loss)                                            3,437

Paid-in-capital applicable to 10,459,861
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares authorized                        101,712

NET ASSETS                                                       $  100,397
                                                                 ----------
NET ASSET VALUE PER SHARE                                        $     9.60
                                                                 ----------


    ss.  Denominated in USD unless otherwise noted
      #  Seven-day yield
      *  Non-income producing
      p  SEC yield
      ^ All or a portion of this security is pledged to cover written call options at November 30, 2003
   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $10,530,000 and represents 10.5% of net assets
    ADR  American Depository Receipts
    ADS  American Depository Shares
    CAD  Canadian dollar
    ETC  Equipment Trust Certificate
    EUR  Euro
  FLIRB  Front Loaded Interest Reduction Bond
    FRN  Floating-Rate Note
   REIT  Real Estate Investment Trust
   STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
     VR  Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                       6 Months
                                                                          Ended
                                                                       11/30/03
Investment Income (Loss)
Income
  Interest                                                           $    2,755

  Dividend                                                                  458

  Total income                                                            3,213

Expenses
  Investment management                                                     216

  Shareholder servicing                                                      88

  Custody and accounting                                                     75

  Registration                                                               29

  Prospectus and shareholder reports                                         27

  Legal and audit                                                             8

  Directors                                                                   3

  Miscellaneous                                                               2

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                              (63)

  Total expenses                                                            385

Net investment income (loss)                                              2,828

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                              2,833

  Written options                                                            (8)

  Foreign currency transactions                                              17

  Net realized gain (loss)                                                2,842

Change in net unrealized gain (loss)
  Securities                                                             (5,360)

  Written options                                                            (2)

  Other assets and liabilities
  denominated in foreign currencies                                          (1)

  Change in net unrealized gain (loss)                                   (5,363)

Net realized and unrealized gain (loss)                                  (2,521)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $      307
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                       6 Months           Year
                                                          Ended          Ended
                                                       11/30/03        5/31/03
Increase (Decrease) in Net Assets
Operations
  Net investment income                               $    2,828    $    5,366

  Net realized gain (loss)                                 2,842        (2,561)

  Change in net unrealized gain or loss                   (5,363)        8,946

  Increase (decrease) in net assets from operations          307        11,751

Distributions to shareholders
  Net investment income                                   (2,823)       (5,460)

Capital share transactions *
  Shares sold                                             25,374        54,659

  Distributions reinvested                                 2,173         3,980

  Shares redeemed                                        (36,114)      (31,791)

  Increase (decrease) in net assets from capital
  share transactions                                      (8,567)       26,848

Net Assets
Increase (decrease) during period                        (11,083)       33,139

Beginning of period                                      111,480        78,341

End of period                                         $  100,397    $  111,480
                                                      --------------------------

*Share information
  Shares sold                                              2,642         5,959

  Distributions reinvested                                   228           435

  Shares redeemed                                         (3,781)       (3,496)

  Increase (decrease) in shares outstanding                 (911)        2,898

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                        November 30, 2003

Notes To Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 31, 1995. The fund seeks to provide high income and some capital growth.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Noninvestment-Grade Debt Securities
     At November 30, 2003, approximately 21% of the fund's net assets were invested, directly or through its investment in the T. Rowe Price Institutional High Yield Fund, in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     Options
     Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Statement of Net Assets at market value. Transactions in options written and related premiums received during the six months ended November 30, 2003, were as follows:

                                                  Number of
                                                  Contracts      Premiums

          Outstanding at beginning of period             32    $   29,000
          Written                                        10        12,000
          Closed                                        (32)      (29,000)

          Outstanding at end of period                   10    $   12,000
                                                  ------------------------------

     Other
     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $47,143,000 and $55,422,000, respectively, for the six months ended November 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $38,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2003 were recognized for tax purposes on June 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2003, the fund had $8,364,000 of unused capital loss carryforwards, of which $752,000 expire in 2007, $2,984,000 expire in 2008, and $4,628,000 expire thereafter through 2011.

     At November 30, 2003, the cost of investments for federal income tax purposes was $96,034,000. Net unrealized gain aggregated $3,437,000 at period-end, of which $4,300,000 related to appreciated investments and $863,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $21,000.

     The fund is also subject to a contractual expense limitation through September 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.80%. Through September 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At November 30, 2003, management fees waived remain subject to repayment by the fund in the following amounts: $213,000 through May 31, 2005, and $63,000 through September 30, 2007.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $116,000 for the six months ended November 30, 2003, of which $20,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2003, dividend income from the Reserve Funds totaled $7,000.

     The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the Corporate Income Fund indirectly bears its proportionate share of this fee, Price Associates has agreed to permanently reduce the investment management fee charged to the fund by the amount of expense incurred by the High Yield Fund as a result of the fund's investment therein. Pursuant to this agreement, the fund's management fee was reduced by $26,000 during the six months ended November 30, 2003. At November 30, 2003, the fund held approximately 1.5% of the High Yield Fund's outstanding shares and, during the six months then ended, recorded dividend income from the High Yield Fund in the amount of $437,000.

T. Rowe Price Corporate Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING

     A description of the policies and procedures that the T. Rowe Price Corporate Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004